Share-Based Compensation - RSUs movement (Details) - RSUs $ in Thousands		6 Months Ended	12 Months Ended
	Apr. 01, 2019 EquityInstruments	Jun. 30, 2019 USD ($) EquityInstruments	Dec. 31, 2018 USD ($) EquityInstruments
Number of awards
Outstanding at the beginning of the period | EquityInstruments		488,173
Granted during the period | EquityInstruments	98,613	98,613
Vested during the period | EquityInstruments		(207,819)
Outstanding at end of the period | EquityInstruments		378,967	488,173
Weighted average contractual life
Weighted average contractual life		1 year 7 months 24 days	1 year 1 month 17 days
Aggregate fair value
Outstanding at the beginning of the period | $		$ 6,408
Granted during the period | $		1,754
Vested during the period | $		(1,943)
Outstanding at the end of the period | $		$ 6,219	$ 6,408